UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21809
Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
September 30, 2007

Shares	Description				Value

	Common Stocks – 100.0%

	Aerospace & Defense – 1.9%

20,500	Boeing Company				$2,152,295
4,500	Goodrich Corporation				307,035
33,500	Honeywell International Inc.				1,992,245
23,900	United Technologies Corporation				1,923,472

	Total Aerospace & Defense				6,375,047

	Air Freight & Logistics – 0.6%

28,200	United Parcel Service, Inc., Class B				2,117,820

	Airlines – 0.1%

4,621	AMR Corporation-DEL, (1)				103,002
6,400	Continental Airlines, inc., (1)				211,392

	Total Airlines				314,394

	Auto Components – 0.3%

24,800	American Axle and Manufacturing Holdings Inc.				626,200
9,310	Cooper Tire & Rubber				227,164

	Total Auto Components				853,364

	Automobiles – 0.4%

35,600	General Motors Corporation				1,306,520
2,500	Harley-Davidson, Inc.				115,525

	Total Automobiles				1,422,045

	Beverages – 0.6%

35,500	Coca-Cola Company				2,040,185

	Capital Markets – 3.0%

35,000	Charles Schwab Corporation				756,000
8,500	Goldman Sachs Group, Inc.				1,842,290
106,850	JPMorgan Chase & Co.				4,895,867
31,000	Morgan Stanley				1,953,000
18,800	Waddell & Reed Financial, Inc., Class A				508,164

	Total Capital Markets				9,955,321

	Chemicals – 1.8%

1,000	Chemtura Corporation				8,890
51,000	Dow Chemical Company				2,196,060
38,955	E.I. Du Pont de Nemours and Company				1,930,610
2,700	Eastman Chemical Company				180,171
3,000	Lyondell Chemical Company				139,050
14,000	Olin Corporation				313,320
13,000	PPG Industries, Inc.				982,150
8,000	RPM International, Inc.				191,600

	Total Chemicals				5,941,851

	Commercial Banks – 7.7%

171,303	Bank of America Corporation				8,611,402
2,350	Citizens Republic Bancorp.				37,859
8,000	Comerica Incorporated				410,240
1,368	Corus Bankshares Inc.				17,811
9,000	Federated Investors Inc.				357,300
20,622	First Horizon National Corporation				549,783
49,320	FirstMerit Corporation				974,563
27,720	HSBC Holdings PLC, Sponsored ADR				2,566,872
19,984	Huntington BancShares Inc.				339,328
34,000	Lloyds TSB Group PLC, Sponsored ADR				1,511,640
18,800	National City Corporation				471,692
15,493	Regions Financial Corporation				456,734
91,383	U.S. Bancorp				2,972,689
32,118	Wachovia Corporation				1,610,718
23,966	Washington Mutual, Inc.				846,239
98,100	Wells Fargo & Company				3,494,322

	Total Commercial Banks				25,229,192

	Commercial Services & Supplies – 0.4%

1,400	Avery Dennison Corporation				79,828
29,387	Deluxe Corporation				1,082,617

	Total Commercial Services & Supplies				1,162,445

	Communications Equipment – 1.4%

119,800	Cisco Systems, Inc., (1)				3,966,578
21,452	Corning Incorporated				528,792
1,000	Plantronics Inc.				28,550
1,989	QUALCOMM Inc.				84,055

	Total Communications Equipment				4,607,975

	Computers & Peripherals – 3.0%

15,467	Apple, Inc., (1)				2,374,803
12,000	Dell Inc., (1)				331,200
25,000	EMC Corporation, (1)				520,000
65,500	Hewlett-Packard Company				3,261,245
27,500	International Business Machines Corporation (IBM)				3,239,500

	Total Computers & Peripherals				9,726,748

	Consumer Finance – 0.0%

4,757	Discover Financial Services				98,946

	Containers & Packaging – 0.1%

21,200	Packaging Corp. of America				616,284

	Diversified Financial Services – 2.8%

38,787	Asset Accceptance Capital Corporation, (1)				449,929
48,845	Capitalsource Inc.				988,623
144,121	Citigroup Inc.				6,726,127
1,500	CME Group, Inc.				881,025
4,000	Federal Home Loan Mortgage Corporation				236,040

	Total Diversified Financial Services				9,281,744

	Diversified Telecommunication Services – 5.2%

4,000	Alaska Communications Systems Group Inc.				57,800
142,380	AT&T Inc.				6,024,098
132,883	Chunghwa Telecom Co., Ltd., Sponsored ADR				2,455,678
104,800	Citizens Communications Company				1,500,736
3,700	Compania Anonima Nacional Telefonos de Venezuela				30,516
15,600	FairPoint Communications Inc.				294,216
2,000	France Telecom SA				66,880
33,335	Iowa Telecommunications Services, Inc.				661,700
5,420	Magyar Telekom Telecommunications				151,706
132,448	Verizon Communications Inc.				5,864,797

	Total Diversified Telecommunication Services				17,108,127

	Electric Utilities – 1.6%

5,400	Ameren Corporation				283,500
26,500	CenterPoint Energy, Inc.				424,795
120,000	Companhia Energetica de Minas Gerais				2,559,600
13,600	Consolidated Edison, Inc.				629,680
6,000	Enel SpA, Sponsored ADR				338,220
14,700	Great Plains Energy Incorporated				423,507
8,882	Progress Energy, Inc.				416,122
3,849	TXU Corp.				263,541

	Total Electric Utilities				5,338,965

	Electrical Equipment – 1.1%

5,000	Cooper Industries, Ltd., Class A				255,450
60,000	Emerson Electric Co.				3,193,200
2,000	Hubbell Incorporated, Class B				114,240
1,000	Rockwell Automation, Inc.				69,510

	Total Electrical Equipment				3,632,400

	Electronic Equipment & Instruments – 0.1%

3,100	MEMC Electronic Materials, (1)				182,466

	Energy Equipment & Services – 2.2%

12,700	Baker Hughes Incorporated				1,147,699
12,000	Carbo Ceramics Inc.				608,760
2,500	Diamond Offshore Drilling, Inc.				283,225
17,600	Halliburton Company				675,840
2,500	National-Oilwell Varco Inc., (1)				361,250
10,000	Noble Corporation				490,500
5,743	Patterson-UTI Energy, Inc.				129,620
23,514	Schlumberger Limited				2,468,970
2,000	Tidewater Inc.				125,680
7,000	Transocean Inc., (1)				791,350

	Total Energy Equipment & Services				7,082,894

	Food & Staples Retailing – 1.1%

8,500	CVS Caremark Corporation				336,855
29,375	SUPERVALU INC.				1,145,919
38,200	Wal-Mart Stores, Inc.				1,667,430
9,000	Whole Foods Market, Inc.				440,640

	Total Food & Staples Retailing				3,590,844

	Food Products – 0.8%

41,300	ConAgra Foods, Inc.				1,079,169
45,387	Kraft Foods Inc.				1,566,305

	Total Food Products				2,645,474

	Gas Utilities – 0.5%

35,390	Nicor Inc.				1,518,231

	Health Care Equipment & Supplies – 0.5%

2,700	Baxter International Inc.				151,956
29,000	Medtronic, Inc.				1,635,890

	Total Health Care Equipment & Supplies				1,787,846

	Health Care Providers & Services – 0.7%

9,173	Aetna Inc.				497,819
10,408	Brookdale Senior Living Inc.				414,342
71,527	Kindred Healthcare Inc., (1)				1,281,049
3,600	UnitedHealth Group Incorporated				174,348

	Total Health Care Providers & Services				2,367,558

	Hotels, Restaurants & Leisure – 1.0%

4,800	Harrah’s Entertainment, Inc.				417,264
5,500	International Game Technology				237,050
31,900	McDonald’s Corporation				1,737,593
12,813	Tim Hortons Inc.				446,533
10,200	Wendy’s International, Inc.				356,082

	Total Hotels, Restaurants & Leisure				3,194,522

	Household Durables – 1.3%

5,000	Black & Decker Corporation				416,500
13,500	Kimball International Inc., Class B				153,630
55,500	Newell Rubbermaid Inc.				1,599,510
12,000	Snap-on Incorporated				594,480
13,500	Stanley Works				757,755
8,998	Whirlpool Corporation				801,722

	Total Household Durables				4,323,597

	Household Products – 2.3%

20,000	Kimberly-Clark Corporation				1,405,200
87,432	Procter & Gamble Company				6,149,967

	Total Household Products				7,555,167

	Industrial Conglomerates – 4.8%

15,600	3M Co.				1,459,848
6,700	American Standard Companies Inc.				238,654
309,525	General Electric Company				12,814,335
23,200	Genuine Parts Company				1,160,000

	Total Industrial Conglomerates				15,672,837

	Insurance – 3.9%

20,000	Allstate Corporation				1,143,800
34,065	American International Group, Inc.				2,304,497
9,000	Arthur J. Gallagher & Co.				260,730
126,511	Fidelity National Title Group Inc., Class A				2,211,412
74,334	Lincoln National Corporation				4,903,814
13,000	Marsh & McLennan Companies, Inc.				331,500
12,600	Mercury General Corporation				679,518
16,400	Travelers Companies, Inc.				825,576
1,500	Unitrin, Inc.				74,385

	Total Insurance				12,735,232

	Internet & Catalog Retail – 0.4%

14,348	Amazon.com, Inc., (1)				1,336,516

	Internet Software & Services – 1.9%

22,362	eBay Inc., (1)				872,565
6,114	Google Inc., Class A, (1)				3,468,289
61,085	Openwave Systems Inc.				267,552
101,263	United Online, Inc.				1,519,958

	Total Internet Software & Services				6,128,364

	IT Services – 0.5%

23,000	Automatic Data Processing, Inc.				1,056,390
5,374	Fidelity National Information Services				238,444
6,000	Standard Register Company				76,260
15,533	TNS Inc.				249,460

	Total IT Services				1,620,554

	Leisure Equipment & Products – 0.4%

2,000	Eastman Kodak Company				53,520
39,200	Mattel, Inc.				919,632
8,000	Polaris Industries Inc.				348,960

	Total Leisure Equipment & Products				1,322,112

	Machinery – 1.7%

25,000	Briggs & Stratton Corporation				629,500
30,000	Caterpillar Inc.				2,352,900
5,100	Deere & Company				756,942
11,000	Illinois Tool Works Inc.				656,040
19,000	Ingersoll Rand Company Limited, Class A				1,034,930
3,000	Pentair, Inc.				99,540
10,500	Volvo AB				182,175

	Total Machinery				5,712,027

	Media – 2.8%

1,500	Clear Channel Communications, Inc.				56,160
17,600	Dow Jones & Company, Inc.				1,050,720
91,072	Entrcom Communications Corporation				1,760,422
75,867	Lamar Advertising Company				3,715,207
39,000	New York Times, Class A				770,640
500	Reed Elsevier NV, Sponsored ADR				18,985
76,486	Regal Entertainment Group, Class A				1,678,868
18,500	World Wrestling Entertainment Inc.				278,980

	Total Media				9,329,982

	Metals & Mining – 2.5%

33,892	Companhia Siderurgica Nacional S.A., Sponsored ADR				2,390,064
763	Freeport-McMoRan Copper & Gold, Inc.				80,031
45,529	Southern Copper Corporation				5,637,856

	Total Metals & Mining				8,107,951

	Multiline Retail – 0.4%

9,600	Federated Department Stores, Inc.				310,272
5,500	J.C. Penney Company, Inc.				348,535
12,800	Nordstrom, Inc.				600,192

	Total Multiline Retail				1,258,999

	Multi-Utilities – 1.5%

1,450	Dominion Resources, Inc.				122,235
76,000	Duke Energy Corporation				1,420,440
58,575	Integrys Energy Group, Inc.				3,000,797
10,500	ONEOK, Inc.				497,700

	Total Multi-Utilities				5,041,172

	Oil, Gas & Consumable Fuels – 10.2%

70,468	Chevron Corporation				6,594,395
17,026	ConocoPhillips				1,494,372
189,191	Exxon Mobil Corporation				17,511,517
9,247	Frontline Limited				446,445
10,405	General Maritime Corporation				290,404
15,600	Marathon Oil Corporation				889,512
86,409	Norsk Hydro ASA				3,745,830
24,500	Occidental Petroleum Corporation				1,569,960
385	Ship Financial International Limited				10,114
19,220	Tesoro Petroleum Corporation				884,504

	Total Oil, Gas & Consumable Fuels				33,437,053

	Paper & Forest Products – 0.8%

8,500	International Paper Company				304,895
32,400	Weyerhaeuser Company				2,342,520

	Total Paper & Forest Products				2,647,415

	Personal Products – 0.3%

23,000	Avon Products, Inc.				863,190

	Pharmaceuticals – 9.6%

65,000	Abbott Laboratories				3,485,300
151,464	Bristol-Myers Squibb Company				4,365,192
31,132	Eli Lilly and Company				1,772,345
91,918	Johnson & Johnson				6,039,013
143,682	Merck & Co. Inc.				7,426,923
295,030	Pfizer Inc.				7,207,583
30,500	Wyeth				1,358,775

	Total Pharmaceuticals				31,655,131

	Real Estate – 3.4%

60,671	Apartment Investment & Management Company, Class A				2,738,082
36,701	Ashford Hospitality Trust Inc.				368,845
17,392	Brandywine Realty Trust				440,192
5,564	CapLease Inc.				57,031
18,766	Colonial Properties Trust				643,674
31,413	Franklin Street Properties Corporation				541,874
73,522	Hospitality Properties Trust				2,988,669
17,500	Lexington Corporate Properties Trust				350,175
53,300	Nationwide Health Properties, Inc.				1,605,929
13,075	Newcastle Investment Corporation				230,382
20,000	Senior Housing Properties Trust				441,200
50,454	U-Store-It Trust				665,993

	Total Real Estate				11,072,046

	Road & Rail – 0.5%

39,500	CSX Corporation				1,687,835

	Semiconductors & Equipment – 2.7%

39,000	Analog Devices, Inc.				1,410,240
11,500	Applied Materials, Inc.				238,050
172,464	Intel Corporation				4,459,919
30,600	Microchip Technology Incorporated				1,111,392
20,100	NVIDIA Corporation, (1)				728,424
86,592	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR				876,311

	Total Semiconductors & Equipment				8,824,336

	Software – 3.1%

7,700	Adobe Systems Incorporated, (1)				336,182
233,276	Microsoft Corporation				6,872,311
9,000	NAVTEQ Corporation, (1)				701,730
99,976	Oracle Corporation, (1)				2,164,480

	Total Software				10,074,703

	Specialty Retail – 1.7%

6,450	Abercrombie & Fitch Co., Class A				520,515
25,500	American Eagle Outfitters, Inc.				670,905
5,800	Best Buy Co., Inc.				266,916
14,151	Gap, Inc.				260,944
26,987	Home Depot, Inc.				875,458
30,700	Limited Brands, Inc.				702,723
23,000	Lowe’s Companies, Inc.				644,460
12,000	RadioShack Corporation				247,920
7,300	Sherwin-Williams Company				479,683
6,000	Talbots, Inc.				108,000
1,000	Tiffany & Co.				52,350
12,000	TJX Companies, Inc.				348,840
40,000	Tuesday Morning Corporation				359,600

	Total Specialty Retail				5,538,314

	Textiles, Apparel & Luxury Goods – 0.7%

16,432	Cherokee Inc.				630,332
20,000	VF Corporation				1,615,000

	Total Textiles, Apparel & Luxury Goods				2,245,332

	Thrifts & Mortgage Finance – 0.8%

9,957	Federal National Mortgage Association				605,485
22,604	Fremont General Corporation				88,156
17,478	IndyMac Bancorp, Inc.				412,656
88,000	New York Community Bancorp, Inc.				1,676,400

	Total Thrifts & Mortgage Finance				2,782,697

	Tobacco – 2.3%

67,071	Altria Group, Inc.				4,663,447
3,000	Reynolds American Inc.				190,770
30,000	UST Inc.				1,488,000
49,793	Vector Group Ltd.				1,115,863

	Total Tobacco				7,458,080

	Trading Companies & Distributors – 0.0%

1,000	W.W. Grainger, Inc.				91,190

	Wireless Telecommunication Services – 0.6%

22,351	iPCS Inc.				768,651
4,000	SK Telecom Company Limited				118,800
32,000	Vodafone Group PLC, Sponsored ADR				1,161,600

	Total Wireless Telecommunication Services				2,049,051

	Total Common Stocks (cost $260,249,017)				328,763,571

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments – 4.4%

$14,535	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $14,540,021, collateralized by $13,990,000 U.S. Treasury Bonds, 5.250%, due 2/15/29, value $14,829,400	3.750%	10/01/07		$14,535,479

	Total Short-Term Investments (cost $14,535,479)				14,535,479

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.3%

243	S&P 500 Index	$32,805,000	10/20/07	$1,350	$26,730
257	S&P 500 Index	35,337,500	10/20/07	1,375	40,606
263	S&P 500 Index	34,847,500	11/17/07	1,325	103,885
226	S&P 500 Index	30,510,000	11/17/07	1,350	117,520
237	S&P 500 Index	32,587,500	11/17/07	1,375	161,160
250	S&P 500 Index	33,750,000	12/22/07	1,350	270,000
243	S&P 500 Index	33,412,500	12/20/07	1,375	321,975

1,719	Total Put Options (cost $3,932,507)	233,250,000			1,041,876

	Total Investments (cost $278,717,003) – 104.7%				344,340,926

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options – (3.0)% (3)
(213)	S&P 500 Index	$(30,885,000)	10/20/07	$1,450	$(1,824,345)
(333)	S&P 500 Index	(49,117,500)	10/20/07	1,475	(2,122,875)
(219)	S&P 500 Index	(32,850,000)	10/20/07	1,500	(953,745)
(209)	S&P 500 Index	(31,872,500)	10/20/07	1,525	(544,445)
(218)	S&P 500 Index	(32,155,000)	11/17/07	1,475	(1,692,770)
(319)	S&P 500 Index	(47,850,000)	11/17/07	1,500	(1,877,315)
(208)	S&P 500 Index	(31,720,000)	11/17/07	1,525	(872,560)

(1,719)	Total Call Options Written (premiums received $8,682,737)	(256,450,000)			(9,888,055)

	Other Assets Less Liabilities – (1.7)%				(5,710,760)

	Net Assets – 100%				$328,742,111

(1)	Non-income producing.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(3)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on index option contracts, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $278,717,003.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$72,620,048
Depreciation	(6,996,125)

Net unrealized appreciation (depreciation) of investments	$65,623,923

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.